Share-Based Payment	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENT	SHARE-BASED PAYMENT
33.1Accounting policies
The Company offers executives share-based compensation plans to be settled with Company shares or cash, according to which the Company receives services as consideration.
The cost of instruments is measured based on fair value on the date they were granted or on the date of these financial statements for phantom shares. To determine the fair value of purchase options, the Company uses the Black-Scholes model.
The cost of transactions settled with equity securities is recognized in profit or loss under “Salaries and Benefits”, together with corresponding increase in the “Capital reserve” or “Salaries and social charges” liability for phantom shares, over the period in which performance and/or service condition are met, ending on the date on which the employee acquires full right to the award (vesting date) or settlement and cancellation for phantom shares. The outstanding liability is revalued at fair value on the date of this financial statement.
33.2Compensation plans
The Company has three share-based compensation plans: the Stock Option Plan (“Option Plan”), the Restricted Stock Plan (“RSU”) and the Stock Purchase Plan ("Phantom Shares"). All of them aim to stimulate and promote the alignment of the objectives of the Company, shareholders, management and employees, and mitigate the risks in the generation of value of the Company by the loss of its executives, strengthening their commitment and productivity in the long-term results.
The movement of the plans is shown below:

	Number of shares
Description	Option plan	RSU	Phantom shares	Total

At December 31, 2022	19,069,705	1,795,401	326,472	21,191,578

Granted	1,800,000	500,000	—	2,300,000
Exercised	(124,388)	(609,313)	(22,884)	(756,585)
Canceled	(223,633)	(142,023)	(56,658)	(422,314)
At December 31, 2023	20,521,684	1,544,065	246,930	22,312,679

Granted	4,200,000	1,007,253	—	5,207,253
Exercised	(3,000)	(608,472)	(18,177)	(629,649)
Canceled	(94,181)	(101,824)	(47,742)	(243,747)
At December 31, 2024	24,624,503	1,841,022	181,011	26,646,536

	December 31,
Description	2024	2023

Share price (in reais)	3.54	16.01
Weighted average price of the stock option (in reais)	5.97	12.93
Weighted average price of the phantom shares (in reais)	10.35	10.35
Cash inflow stock option plan	18	1,608
Flat cash inflow of phantom shares	188	237
Total obligation related to the phantom shares plan	36	1,736
Income tax regarding RSU transfer	1,439	3,239
Number of shares equivalent to RSU IR	167,093	167,447
The expenses of share-based compensation plans are shown below:

	Years ended December 31,
Description	2024	2023	2022

Option plan	38,794	61,646	29,368
RSU	6,361	9,093	1,366
Phantom shares	(1,700)	904	(48,984)
	43,455	71,643	(18,250)
The reversal of expenses in 2024 and 2023 was due to the reduction in the fair value of shares in these periods.
33.3Assumptions
33.3.1Stock option
During the fourth quarter the 2024, the Company granted two programs with the following conditions:

Date of grant	Option exercise price (in R$)	Fair value of the option on the grant (in R$)	Historical volatility	Expected dividend	Average risk-free rate of return	Exercise rate per tranche	Deadline remainder of vesting period (in years)	Purchasing period up to (years)	Total options granted	Total outstanding options	Total options available for exercise

December 11, 2009	3.42	1.93	47.7%	1.1%	8.8%	25.0%	0	4.0	5,032,800	180,870	180,870
March 24, 2011	6.44	4.16	54.8%	1.1%	12.0%	25.0%	0	4.0	1,572,000	84,000	84,000
April 5, 2011	6.44	4.16	54.8%	1.1%	12.0%	25.0%	0	4.0	656,000	6,200	6,200
June 30, 2014	19.15	11.01	40.6%	1.1%	12.5%	25.0%	0	4.0	2,169,122	708,993	708,993
July 1, 2015	14.51	10.82	40.6%	1.1%	15.7%	25.0%	0	4.0	627,810	177,592	177,592
July 1, 2016	14.50	10.14	43.1%	1.1%	12.2%	25.0%	0	4.0	820,250	280,124	280,124
July 6, 2017	22.57	12.82	43.4%	1.1%	10.3%	25.0%	0	4.0	680,467	442,796	442,796
August 8, 2022	11.07	8.10	70.0%	—%	13.0%	25.0%	1.6	4.0	1,774,418	1,701,057	865,714
August 8, 2022	11.07	6.40	68.8%	—%	13.2%	33.3%	0.6	3.0	1,514,999	1,381,249	1,029,124
August 19, 2022	11.07	7.39	67.2%	—%	13.6%	100.0%	0	1.0	4,900,000	4,824,333	4,824,333
August 19, 2022	11.07	11.54	74.6%	—%	12.7%	33.0%	2.6	5.0	8,900,000	8,900,000	—
July 7, 2023	15.60	10.80	75.4%	—%	10.5%	25.0%	2.5	4.0	1,800,000	1,737,289	439,630
October 23, 2024	4.04	3.25	73.0%	—%	12.9%	25.0%	3.8	4.0	2,200,000	2,200,000	—
December 14, 2024	4.17	2.16	72.8%	—%	14.8%	25.0%	4.0	4.0	2,000,000	2,000,000	—
									34,647,866	24,624,503	9,039,376
33.3.2RSU
During the fourth quarter the 2024, the Company granted two programs with the following conditions:

Date of grant	Exercise rate per tranche	Fair value of share (in reais)	Remaining term of the vesting period (in years)	Purchasing period up to (years)	Total granted	Total not exercised

July 7, 2021	25.0%	42.67	0.5	4.0	300,000	55,017
July 7, 2022	25.0%	11.72	1.5	4.0	335,593	143,243
July 7, 2022	25.0%	11.72	1.5	4.0	671,186	270,095
July 7, 2023	25.0%	19.32	3.8	4.0	500,000	365,414
October 23, 2024	25.0%	5.48	2.5	4.0	671,502	671,502
December 13, 2024	25.0%	4.17	4.0	4.0	335,751	335,751
					2,814,032	1,841,022
33.3.3Phantom shares

Date of grant	Option exercise price (in reais)	Average fair value of option	Historical volatility	Expected dividend	Average risk-free rate of return	Exercise rate per tranche	Remaining term of the vesting period (in years)	Purchasing period up to (years)	Total granted	Total outstanding	Total options available for exercise

August 7, 2018	20.43	0.04	75.8%	0%	15.4%	25.0%	0.0	4.0	707,400	53,520	53,520
April 30, 2020	10.35	0.22	75.8%	0%	15.4%	33.3%	0.0	3.0	3,250,000	99,761	99,761
April 30, 2020	10.35	0.47	75.7%	0%	15.7%	25.0%	0.0	4.0	1,600,000	26,300	26,300
August 17, 2021	33.99	0.16	75.0%	0%	15.7%	25.0%	0.6	4.0	580,000	1,430	1,430
									6,137,400	181,011	181,011